Stockholders' Equity (Changes In Stockholders' Equity) (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
BALANCE			$ 1,803,329	$ 1,497,411	$ 1,497,411	$ 1,207,111	$ 1,292,290
Net income	67,552	51,460	135,847	111,815	287,020	266,336	255,336
Other comprehensive income			(382)
Compensation related to stock-based awards			18,772	10,391	22,909	19,593	16,934
Exercise of options			20,464		20,883	8,037	2,235
Common stock purchased			(34,701)	(50,064)	(58,974)		(424,816)
Distributions to noncontrolling interests			(25,813)		(28,870)
Buy-out of noncontrolling interests, net of contributions			(524)		(633)
Replacement equity issued in connection with the AMS acquisition			12,220
Other			3,822
BALANCE	1,933,034		1,933,034		1,803,329	1,497,411	1,207,111
Endo Pharmaceuticals Holdings Inc. [Member]
BALANCE			1,741,591
Net income			110,370
Other comprehensive income			(382)
Compensation related to stock-based awards			18,772
Exercise of options			20,464
Common stock purchased			(34,701)
Replacement equity issued in connection with the AMS acquisition			12,220
Other			3,822
BALANCE	1,872,156		1,872,156
Noncontrolling Interests [Member]
BALANCE			61,738
Net income			25,477		28,014
Distributions to noncontrolling interests			(25,813)
Buy-out of noncontrolling interests, net of contributions			(524)		(633)
BALANCE	$ 60,878		$ 60,878		$ 61,738